Average Annual Total Returns - Toews Agility Shares Managed Risk ETF		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.91%	9.33%	11.45%
S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.50%
Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.19%	9.06%	11.24%
Toews Agility Shares Managed Risk ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.08%	8.08%	10.07%
Toews Agility Shares Managed Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	6.84%	8.57%

[1]	CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.